Financial Instruments - Summary of Loss Allowance Provision (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.5	$ 2.1
Gross carrying amount [member]
Disclosure of provision matrix [line items]
Gross carrying amount	1,356.9
Accumulated impairment [member]
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.9
Current [member]
Disclosure of provision matrix [line items]
Expected loss rate	0.07%
Current [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 936.5
Current [member] | Accumulated impairment [member]
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.7
Later than one month and not later than two months [member]
Disclosure of provision matrix [line items]
Expected loss rate	0.10%
Later than one month and not later than two months [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 228.7
Later than one month and not later than two months [member] | Accumulated impairment [member]
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2
Later than two months and not later than three months [member]
Disclosure of provision matrix [line items]
Expected loss rate	0.22%
Later than two months and not later than three months [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 63.8
Later than two months and not later than three months [member] | Accumulated impairment [member]
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.1
Later than three months and not later than four months [member]
Disclosure of provision matrix [line items]
Expected loss rate	0.43%
Later than three months and not later than four months [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 43.2
Later than three months and not later than four months [member] | Accumulated impairment [member]
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2
Later than four months [member]
Disclosure of provision matrix [line items]
Expected loss rate	0.75%
Later than four months [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 84.7
Later than four months [member] | Accumulated impairment [member]
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.7